STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 10. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 25,000,000 shares of Preferred Stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2025 and June 30, 2025, there were no shares of Preferred Stock issued or outstanding.

Common stock — The Company is authorized to issue 500,000,000 shares of Common Stock. Holders of the Company’s Common Stock are entitled to one vote for each share. At September 30, 2025 and June 30, 2025, there were 126,819,145 and 40,165,603 shares of Common Stock outstanding, respectively.

The Common Stock commenced trading on the NYSE American LLC (“NYSE American”) under the symbol “ATCH” on February 12, 2024. AtlasClear Holdings’ public warrants (the “Public Warrants”) commenced trading on the over-the-counter market (the “OTC”) under the symbol “ATCH WS” on February 12, 2024.

On July 17, 2025, the Company issued 800,000 shares of Common Stock to Sandip I. Patel, P.A., a law firm that is wholly owned by Sandip I. Patel, the Company’s General Counsel, Chief Financial Officer and a member of the Company’s board of directors, as consideration for legal and consulting services provided to the Company prior to his employment. The shares were valued based on the closing price of the date of issuance of $0.21 for a total value of $169,920.

On August 11, 2025, the Company issued 200,000 shares of Common Stock as consideration for $40,000 in open invoices to a service provider.

Pursuant to a Software As A Services License Agreement, as payment in shares for services rendered during the three months period ended September 30, 2025, the Company issued 356,901 shares of Common Stock valued at the closing price on the date of issuance of $0.162 per share, resulting in compensation expense of $57,821.

Refer to Notes 6 and 8 for details regarding shares issued during the three months ended September 30, 2025 and 2024.

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock — The Company is authorized to issue 25,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2025 and June 30, 2024, there were no shares of preferred stock issued or outstanding.

Common stock — The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2025 and June 30, 2024, there were 40,165,603 and 207,585, respectively.

In connection with the Closing, each share of Quantum’s common stock (“Quantum Common Stock” or “Public Shares”) that was outstanding and had not been redeemed was converted into one share of Common Stock. Each outstanding public warrant to purchase Quantum Common Stock became a warrant to purchase one-half of a share of Common Stock. Each outstanding warrant to purchase Quantum Common Stock initially issued in a private placement in connection with Quantum’s initial public offering became a warrant to purchase one share of Common Stock.

The Common Stock commenced trading on the NYSE American LLC (“NYSE”) under the symbol “ATCH” on February 12, 2024. AtlasClear Holdings’ warrants commenced trading on the over-the-counter market (the “OTC”) under the symbol “ATCH WS” on February 12, 2024.

Refer to Note 8, 9, 11 and 12 for details regarding shares issued during the year ended June 30, 2025.